UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                        811-23290

NB Crossroads Private Markets Fund V (TI) LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:               (212) 476-8800

Date of fiscal year end:       March 31

Date of reporting period:       September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund V (TI) LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund V (TI) LP

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund V (TI) LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$225,720,687
Investment in Money Market Fund	5,621,411
Interest receivable	24,033

Total Assets	$231,366,131

Liabilities

Distribution and servicing fees payable	$243,035
Tax preparation fees payable	178,800
Due to Affiliate	17,758
Audit fees payable	12,050
Due to Partners	10,000
Administration service fees payable	8,500
Other payables	611

Total Liabilities	470,754

Commitments and contingencies (Note 4)

Partners’ Capital - Net Assets	$230,895,377

Units of Partnership Interests outstanding (unlimited units authorized)	135,288.96
Net Asset Value Per Unit	$1,706.68

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V (TI) LP

Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Dividend income	$147,282
Interest income	100,146
Expenses	(1,212,742)

Total Net Investment Loss Allocated from the Master Fund	(965,314)

Fund Income:

Interest income	109,557

Total Fund Income	109,557

Fund Expenses:

Distribution and servicing fees	486,071
Tax preparation fees	76,985
Administration service fees	17,000
Audit fees	12,050
Other expenses	10,917

Total Fund Expenses	603,023

Net Investment Loss	(1,458,780)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)
Net realized gain on investment in the Master Fund	4,106,683
Net change in unrealized appreciation on investment in the Master Fund	(3,897,497)
Incentive carried interest	87,472

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	296,658

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(1,162,122)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V (TI) LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2023 (Audited)

Total Partners
Partners' committed capital	$194,428,196

Partners' capital at April 1, 2022	$241,626,918
Capital distributions	(9,721,410)
Net investment loss	(2,913,801)
Net realized gain on investment in the Master Fund	14,231,325
Net change in unrealized appreciation on investment in the Master Fund	(11,154,093)
Net change in incentive carried interest	(11,440)
Partners' capital at March 31, 2023	$232,057,499

For the six months ended September 30, 2023 (Unaudited)

Total Partners
Partners' committed capital	$194,428,196

Partners' capital at April 1, 2023	$232,057,499
Net investment loss	(1,458,780)
Net realized gain on investment in the Master Fund	4,106,683
Net change in unrealized appreciation on investment in the Master Fund	(3,897,497)
Net change in incentive carried interest	87,472
Partners' capital at September 30, 2023	$230,895,377

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V (TI) LP

Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$(1,162,122)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Distributions from the Master Fund	1,944,282
Total net investment loss allocated from the Master Fund	(3,228,841)
Net change in unrealized appreciation on investment in the Master Fund	3,897,497
Net purchases and sales of short term investments	(1,508,003)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(8,278)
Increase (decrease) in tax preparation fees payable	59,600
Increase (decrease) in due to Affiliate	16,699
Increase (decrease) in audit fees payable	(12,050)
Increase (decrease) in other payables	(34)

Net cash provided by (used in) operating activities	(1,250)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	7,500
Distributions to Partners	(6,250)

Net cash provided by (used in) financing activities	1,250

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V (TI) LP

Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,715.27	$1,786.01	$1,315.48	$869.00	$901.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(10.14)	(21.62)	(58.61)	(39.15)	(58.16)	(148.20)
Net realized and unrealized gain (loss) on investments	1.55	22.74	529.14	485.63	26.07	49.29
Net increase (decrease) in net assets resulting from operations after incentive carried interest	(8.59)	1.12	470.53	446.48	(32.09)	(98.91)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	(71.86)	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,706.68	$1,715.27	$1,786.01	$1,315.48	$869.00	$901.09
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(0.50)%	0.18%	35.77%	51.38%	(3.56)%	(6.12	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$230,895	$232,057	$241,627	$163,158	$81,860	$24,336
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses	1.47%	1.48%	3.80%	4.39%	7.03%	25.84%
Net investment loss	(1.16)%	(1.26)%	(3.69)%	(4.21)%	(6.31)%	(23.84)%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	16.72%	19.55%	28.83%	24.85%	(8.33)%	(14.46)%

(1)	Selected data for a unit of TI Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the TI Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses and carried interest allocated from the Master Fund.
(6)	For the six months ended September 30, 2023, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited partnership on July 5, 2017. The TI Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the TI Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the TI Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the TI Fund may be extended by consent of a majority-in-interest of its Partners as defined in the TI Fund’s limited partnership agreement (the “Partnership Agreement”).

The TI Fund’s investment objective is to provide attractive risk-adjusted returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). Neither the Master Fund, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TI Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Master Fund's partners’ contributed capital owned by the TI Fund at September 30, 2023 was approximately 57.51%.

The Board has overall responsibility to manage and supervise the operations of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars.

6

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Fund's investment in the Master Fund reflects the TI Fund's proportionate interest in the total partners' contributed capital of the Master Fund at September 30, 2023. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund's financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the TI Fund held $5,621,411 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The TI Fund records its share of the Master Fund's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate capital commitment to the Master Fund. The Master Fund's income and expense recognition policies are discussed in Note 2 of the Master Fund's financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

7

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Master Fund for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Master Fund. As of September 30, 2023, the TI Fund had not received information to determine the tax cost of the Master Fund. Based on the amounts reported to the TI Fund on Schedule K-1 as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023 the estimated cost of the TI Fund’s investment in the Master Fund at September 30, 2023, for federal income tax purposes aggregated to $142,459,179. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund’s investment in the Master Fund was estimated to be $83,261,508.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2019 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2023. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Directors’ fees (as defined herein); and Advisory Fees (as defined herein).

8

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2023, the Master Fund incurred Advisory Fees totaling $1,436,743, of which $826,320 was allocated to the TI Fund.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund). The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2023, the accrued and unpaid incentive carried interest of the Master Fund was $8,747,546, of which $5,305,858 was allocated to the TI Fund.

In consideration for the services provided under the Placement Agreement, the TI Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.50% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2023, the TI Fund incurred Distribution and Servicing Fees totaling $486,071.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $8,500 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Fund. For the six months ended September 30, 2023, the TI Fund incurred administration service fees totaling $17,000.

The Board consists of seven directors (the “Directors”), of which six are not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred $98,438 in Directors’ fees, of which $56,615 was allocated to the TI Fund.

9

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

As of September 30, 2023, two persons had ownership of approximately 7.71% and 5.11% of the TI Fund’s total capital commitments and are treated as “affiliated persons”, as defined in the Investment Company Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TI Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Partners

At September 30, 2023, capital commitments from Partners totaled $194,428,196. Capital contributions received by the TI Fund with regard to satisfying Partner capital commitments totaled $136,099,737, which represents approximately 70% of committed capital at September 30, 2023.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2023, the TI Fund did not issue any units.

The net profits or net losses of the TI Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TI Fund’s Partnership Agreement. As of September 30, 2023, the TI Fund had distributed $9,721,410 to Partners.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

10

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the TI Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The TI Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

11

NB Crossroads Private Markets Fund V (TI) LP

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2023.

The TI Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TI Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at http://www.sec.gov or by calling Neuberger Berman at 212-476-8800.

12

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund V Holdings LP

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investments, at fair value (cost $257,595,924)	$405,128,706
Investment receivable	514,279
Deferred financing costs, net	80,891
Prepaid insurance	35,051
Interest receivable	26,960

Total Assets	$405,785,887

Liabilities

Loan payable	$5,000,000
Advisory fee payable	718,372
Professional fees payable	173,967
Administration service fees payable	64,113
Due to Affiliate	63,184
Due to investment	37,219
Interest payable	34,137
Other payables	18,622

Total Liabilities	$6,109,614

Commitments and contingencies (Note 5)

Partners' Capital - Net Assets	$399,676,273

Units of Master Fund Interests outstanding (unlimited units authorized)	222,199.64
Net Asset Value Per Unit	$1,798.73

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.80%)
Advent International GPE IX Limited Partnership	Primary	10/2019-05/2023	North America	$10,357,765	$14,335,460
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	-
Green Equity Investors, VIII, L.P.	Primary	12/2020-06/2023	North America	10,578,488	12,648,277
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,091,544
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-09/2023	North America	6,199,907	8,843,873
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,668,363
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	4,500,001
KKR European Fund V (USD) SCSp	Primary	01/2020-08/2023	Europe	8,712,761	10,293,449
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	6,794,049
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	12,060,650
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	8,785,690
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,516,270	1,583,329
NB HUB Aggregator LP	Co-Investment	11/2018-09/2023	North America	992,327	1,958,538
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	4,699,710	8,121,525
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2023	North America	761,036	944,526
TPG Partners VIII, L.P.	Primary	12/2019-06/2023	North America	3,284,771	5,148,243
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,343,871
				64,783,552	103,121,388
Small and Mid-cap Buyout (54.71%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,628,071
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,460,000	13,413,690
AEA Investors Fund VII, L.P.	Primary	10/2019-05/2023	North America	10,099,048	10,674,280
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-05/2023	North America	10,907,722	14,358,667
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	3,968,799
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	5,660,050
Arsenal Capital Partners Fund V LP	Primary	07/2019-03/2023	North America	9,478,009	11,855,900
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	2,552,900
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	76,000
BRI Investments LLC (F)	Co-Investment	08/2019	North America	-	248,243
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	27,080
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,091,393	4,013,779
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,298,672	1,445,129
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	8,875,662
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-08/2023	North America	9,151,136	20,835,539
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	1,372
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	1,682,287
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,950,889	12,577,365
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	6,439,608
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2022	North America	7,811,793	11,603,526
Oakley Capital IV-B SCSP	Primary	05/2019-07/2023	Europe	5,768,382	9,143,826
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	910,347
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	10,181,982	12,869,650
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,104,413	11,718,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	5,129,007
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	5,025,019
Solo Brands Inc.	Co-Investment	09/2019-02/2021	North America	-	-
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-09/2023	North America	8,737,534	12,884,414
The Veritas Capital Fund VII, L.P.	Primary	09/2020-03/2023	North America	11,397,118	15,832,768
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,349,044	3,660,943
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,585,728	6,214,867
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,318,051
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	17,914	6,051
				139,684,760	218,650,890

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.71%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-09/2023	North America	8,500,512	14,454,071
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	142,214	24,638
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	335,781	100,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	-	169,853
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	51,603	437,980
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,485,959
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	4,109,868	4,168,575
				15,912,423	22,841,076
Venture Capital (13.37%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	10,460,299
GGV Capital VII L.P.	Primary	01/2019-07/2022	North America	3,522,746	4,825,391
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,193,883
GGV Discovery Fund II, L.P.	Primary	01/2019-07/2023	North America	2,509,000	4,711,699
Level Equity Growth Partners IV, L.P.	Primary	11/2018-08/2023	North America	5,029,750	11,491,993
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	2,957,913
Lightspeed China Partners Select I, L.P.	Primary	04/2019-01/2023	Asia	1,896,922	2,688,263
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	9,627,139	15,092,112
				30,121,390	53,421,553

Short Term Investments				Cost	Fair Value
Money Market Fund (1.77%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				7,093,799	7,093,799
				7,093,799	7,093,799

Total Investments (cost $257,595,924) (101.36%)					405,128,706
Other Assets & Liabilities (Net) (-1.36%)					(5,452,433)
Partners' Capital - Net Assets (100.00%)					$399,676,273

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2023 aggregated $250,502,125. Total fair value of illiquid and restricted securities at September 30, 2023 was $398,034,907 or 99.59% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Investment Income:

Dividend income	$256,083
Interest income	174,127

Total Investment Income	430,210

Operating Expenses:

Advisory fees	1,436,743
Interest expense	203,551
Professional fees	134,552
Administration service fees	126,978
Directors' fees	98,438
Financing costs	33,340
Insurance expense	25,891
Other expenses	49,133

Total Operating Expenses	2,108,626

Net Investment Loss	(1,678,416)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	7,140,395
Net change in unrealized appreciation on investments	(6,776,678)

Net Realized and Change in Unrealized Gain on Investments	363,717

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(1,314,699)

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2023 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2022	$404,433,087	$13,136,227	$417,569,314
Capital distributions	(13,457,109)	(135,223)	(13,592,332)
Net investment loss	(3,145,910)	(31,777)	(3,177,687)
Net realized gain on investments	24,496,925	247,444	24,744,369
Net change in unrealized appreciation on investments	(19,199,967)	(193,939)	(19,393,906)
Net change in incentive carried interest	(77,997)	77,997	-
Partners' capital at March 31, 2023	$393,049,029	$13,100,729	$406,149,758

For the six months ended September 30, 2023 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2023	$393,049,029	$13,100,729	$406,149,758
Capital distributions	(5,124,980)	(33,806)	(5,158,786)
Net investment loss	(1,661,632)	(16,784)	(1,678,416)
Net realized gain on investments	7,068,991	71,404	7,140,395
Net change in unrealized appreciation on investments	(6,708,911)	(67,767)	(6,776,678)
Net change in incentive carried interest	289,313	(289,313)	-
Partners' capital at September 30, 2023	$386,911,810	$12,764,463	$399,676,273

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$(1,314,699)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(10,015,895)
Proceeds received from investments	17,568,107
Net purchases and sales of short term investments	(5,434,539)
Net realized gain on investments	(7,140,395)
Net change in unrealized (appreciation) depreciation on investments	6,776,678
Net change in accretion of PIK dividend	(256,083)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs, net	33,340
(Increase) decrease in prepaid insurance	(14,324)
(Increase) decrease in interest receivable	(19,864)
Increase (decrease) in professional fees payable	(112,772)
Increase (decrease) in administration service fees payable	(4,191)
Increase (decrease) in due to Affiliate	63,063
Increase (decrease) in interest payable	34,137
Increase (decrease) in other payables	(3,777)

Net cash provided by (used in) operating activities	158,786

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from line of credit	5,000,000
Distributions to Partners	(5,158,786)

Net cash provided by (used in) financing activities	(158,786)

Net change in cash and cash equivalents	-
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $1,778,213 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,827.86	$1,879.25	$1,349.34	$862.22	$876.74	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(7.55)	(14.30)	(17.35)	(18.52)	(39.11)	(185.04)
Net realized and unrealized gain (loss) on investments	1.64	24.08	547.73	506.00	24.62	61.78
Net increase (decrease) in net assets resulting from operations after incentive carried interest	(5.91)	9.78	530.38	487.48	(14.49)	(123.26)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	(23.22)	(61.17)	(0.47)	(0.36)	(0.03)	-
NET ASSET VALUE, END OF PERIOD	$1,798.73	$1,827.86	$1,879.25	$1,349.34	$862.22	$876.74
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(0.33)%	0.63%	39.31%	56.56%	(1.65)%	(2.91	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$399,676	$406,150	$417,569	$278,828	$139,031	$41,349
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses excluding incentive carried interest	1.05%	0.97%	1.20%	2.15%	4.82%	27.10%
Net change in incentive carried interest	(0.07)%	0.02%	2.01%	1.23%	-	-
Expenses including incentive carried interest	0.98%	0.99%	3.21%	3.38%	4.82%	27.10%
Net investment loss excluding incentive carried interest	(0.84)%	(0.81)%	(1.08)%	(1.95)%	(4.36)%	(25.30)%
Portfolio Turnover Rate (7)	2.46%	6.82%	16.72%	7.86%	4.13%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (8)	19.40%	22.64%	33.31%	29.60%	(5.96)%	(9.80)%
Internal Rate of Return after incentive carried interest (8)	18.74%	21.84%	32.10%	28.94%	(5.96)%	(9.80)%

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2023, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk-adjusted returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of September 30, 2023, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$8,785,690	$94,335,698	$103,121,388
Small and Mid-cap Buyout	-	-	24,223,901	194,426,989	218,650,890
Special Situations	-	-	7,654,534	15,186,542	22,841,076
Venture Capital	-	-	-	53,421,553	53,421,553
Money Market Fund	7,093,799	-	-	-	7,093,799
Total	$7,093,799	$-	$40,664,125	$357,370,782	$405,128,706

Significant Unobservable Inputs

As of September 30, 2023, the Master Fund had investments valued at $405,128,706. The fair value of investments valued at $357,370,782 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2023.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

			Unobservable Inputs
Investments	Fair Value 09/30/2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$8,785,690	Market Comparables	LTM EBITDA	17.0x	N/A

Small and Mid-cap Buyout	22,541,614	Market Comparables	LTM EBITDA	9.5x - 16.6x	12.9x

Small and Mid-cap Buyout	1,682,287	Recent transactional value	N/A	N/A	N/A

Special Situations	4,168,575	Market Comparables	LTM EBITDA	14.7x	N/A

Special Situations	3,485,959	Market Comparables	LTM Net Revenue	2.7x	N/A

Total	$40,664,125

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$4,642,428

During the six months ended September 30, 2023, change in unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($240,624) and $1,842,428, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2023 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the Master Fund held $7,093,799, in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that changes in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2023, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023, the estimated cost of the investments at September 30, 2023, for federal income tax purposes aggregated to $233,529,362. The net unrealized appreciation for federal income tax purposes was estimated to be $164,505,545. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $167,845,646 and $3,340,101, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2019 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2023. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Directors’ fees (as defined herein); and expenses of meetings of the Board.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2023, the Master Fund incurred Advisory Fees totaling $1,436,743.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred administration service fees totaling $126,978.

The Board consists of seven directors (the “Directors”), of which six are not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred $98,438 in Directors’ fees.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

4. Capital Commitments from Partners

At September 30, 2023, capital commitments from Partners totaled $338,057,269. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $217,201,795, which represents approximately 64% of committed capital at September 30, 2023.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2023, the Master Fund did not issue any units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the Master Fund’s LP Agreement. As of September 30, 2023, the Master Fund had distributed $18,918,343 to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in Note 1), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2023, the accrued and unpaid incentive carried interest was $8,747,546.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2023, the Master Fund had total capital commitments of $321,721,036 to the investments with remaining unfunded commitments to the investments totaling $34,874,541 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$4,598,549
Small and Mid-cap Buyout	18,804,294
Special Situations	8,882,967
Venture Capital	2,588,731
Total	$34,874,541

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investments represents 5% or more of Partners’ Capital – Net Assets of the Master Fund:

Charlesbank Technology Opportunities Fund, Limited Partnership represents 5.21% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2023. The fund seeks to generate appreciation through a portfolio of growth oriented companies.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, amended as of December 10, 2021, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2024.

As of September 30, 2023, there was an outstanding principal amount of $5,000,000 owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and the secured overnight financing rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2023, the Master Fund had an average outstanding principal of $4,836,066, with an average interest rate of 8.44%. During the six months ended September 30, 2023, the Master Fund incurred $203,551 of interest expense on the line of credit. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. During the six months ended September 30, 2023, the Master Fund expensed $33,340 of Financing Costs as shown in the Statement of Operations.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2023.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement

September 30, 2023 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Directors held on July 17, 2023 and a Board meeting held on July 19, 2023. The Board is comprised of a majority of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement

September 30, 2023 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2023.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2023.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TI) LP

By	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: December 8, 2023

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2023